Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents at carrying value	$ 207,842	$ 14,813
In U.S dollar [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents at carrying value	203,584	13,326
In New Israeli Shekels and Euro [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents at carrying value	$ 4,258	$ 1,487